787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 20, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

Post-Effective Amendment No. 69 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 33-21844 and File No. 811-05555)

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 69 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A on behalf of the International Portfolio, the Tax-Managed International Portfolio, the Emerging Markets Portfolio, the Overlay A Portfolio, the Tax-Aware Overlay A Portfolio, the Overlay B Portfolio, the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio, each a series of the Registrant.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to (i) make certain changes to the strategies of the International Portfolio and the Tax-Managed International Portfolio, (ii) make certain changes to the investment objectives and strategies of the Overlay A Portfolio, the Tax-Aware Overlay A Portfolio, the Overlay B Portfolio, the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio, and (iii) register Class Z shares of each of the International Portfolio, the Tax-Managed International Portfolio and the Emerging Markets Portfolio.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Nancy E. Hay, AllianceBernstein L.P.

P. Jay Spinola, Willkie Farr & Gallagher LLP

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